Trade payables and other current liabilities - Schedule of Trade Payables and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 16,281	$ 9,342	$ 13,916
Other current liabilities:
Employees and social debts	7,383	7,497	7,987
Provisions	0	77	0
Others	1,516	781	1,193
Total other current liabilities	8,899	8,355	9,180
License and development services agreements (See Note 19)	5,485	5,774	8,201
Deferred revenue	367	190	476
Contract liabilities	$ 5,852	$ 5,964	$ 8,677